UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------

Check here if Amendment [ ];                             Amendment Number: ___
    This Amendment (Check only one):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gandhara Advisors Europe LLP
Address: 6th Floor
         65 Curzon Street
         London W1J 8PE
         England

Form 13F File Number: 28-__________

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Davide Erro
Title:  Director

Phone:  0-11-44-207-491-6100

Signature, Place, and Date of Signing:

/s/ Davide Erro                   London, England              February 22, 2006
-----------------------------     ---------------              -----------------
[Signature]                       [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $797877 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
Form 13F File Number 28-__________
Name:  Gandhara Advisors Asia Limited

No. 2
Form 13F File Number 28-__________
Name:  Davide Erro

                                                      Form 13F Information Table

-------------------------- --------- ----------- ---------- ------------------------- ------------ ---------- ----------------------
        Column 1           Column 2   Column 3    Column 4          Column 5            Column 6    Column 7         Column 8
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- ----------------------
     Name of Issuer        Title of     CUSIP      Value    Shrs /    SH /   Put/Call  Investment    Other        Voting Authority
                             Class                (x$1000)  Prn Amt   PRN              Discretion  Managers     Sole    Shared  None
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- --------- ------ -----
Archipelago Holdings Inc.     COM     03957A104   117532     2350644    SH               DEFINED      1,2      2350644
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- --------- ------ -----
  Cheniere Energy Inc.        COM     16411R208    84894     2280877    SH               DEFINED      1,2      2280877
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- --------- ------ -----
   Ivanhoe Mines Ltd.         COM     46579N103    41432     5762514    SH               DEFINED      1,2      5762514
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- --------- ------ -----
   International Secs         COM     46031W204    21322      774800    SH               DEFINED      1,2      774800
        Exchange
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- --------- ------ -----
B & H Ocean Carriers Ltd.     COM     055090104    19032     1017743    SH               DEFINED      1,2     1017743
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- --------- ------ -----
 REI Agro Ltd- Regs GDR       COM     74948P203     1000      125000    SH               DEFINED      1,2      125000
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- --------- ------ -----
   KOMAG Incorporated         COM     500453204    35700     1030000    SH               DEFINED      1,2     1030000
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- --------- ------ -----
   Seagate Technology         COM     G7945J104   194520     9730847    SH               DEFINED      1,2     9730847
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- --------- ------ -----
 CIA Energetica de Minas      COM     009770844   269222     7303900    SH               DEFINED      1,2     7303900
         Gerais
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- --------- ------ -----
 General Maritime Corp        COM     Y269ZM103    13223      357000    SH               DEFINED      1,2      357000
-------------------------- --------- ----------- ---------- --------- ------ -------- ------------ ---------- --------- ------ -----

REPORT SUMMARY          10 DATA RECORDS           797877                       2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED